Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Interest Paid	$ 0	$ 379,000
Income Taxes Paid	$ 0	$ 0